Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of loss before income taxes
	Year Ended December 31,
	2020	2019
United States	$(72,309,781)	$(40,639,653)
Loss before income taxes	$(72,309,781)	$(40,639,653)

Schedule of provision for income taxes
	Years Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	9,096	12,963
Deferred:
Federal	—	—
State	—	—
Total income tax provision	$9,096	$12,963

Schedule of percentage of loss before income taxes (effective tax rate)
	Year Ended December 31,
	2020	2019
Benefit from income taxes at U.S. federal statutory rate	$(15,415,033)	$(8,534,327)
State statutory rate	(2,915,853)	(602,022)
Change in valuation allowance	19,235,173	12,564,697
Permanent differences	479,583	170,523
Alternative fuel vehicle credit	(1,383,870)	(3,598,871)
Other	9,096	12,963
Total provision for (benefit from) income taxes	$9,096	$12,963

Schedule of components of net deferred tax assets
	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryovers	$35,596,006	$16,781,509
Accruals, deferrals and reserves	2,418,008	830,822
Operating lease liabilities	13,599,071	9,404,234
Stock compensation	196,079	79,245
Credits	8,795,895	7,412,025
Gross deferred tax assets	60,605,059	34,507,834
Valuation allowance	(45,616,779)	(26,381,606)
Gross deferred tax assets after valuation allowance	14,988,280	8,126,228
Deferred tax liabilities:
Fixed assets and intangibles	(2,930,512)	(2,359,601)
Operating lease right-of-use assets	(12,057,768)	(5,766,628)
Gross deferred tax liabilities	$(14,988,280)	$(8,126,228)
Net deferred tax assets	$—	$—